Provision for lawsuits and administrative proceedings	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision for lawsuits and administrative proceedings

26. Provision for lawsuits and administrative proceedings

	2024	2023

Tax risks	883	-
Civil risks	18,650	7,532
Labor risks	3,018	550
Total	22,551	8,082

The Company and its subsidiaries are parties to lawsuits and administrative proceedings arising from time to time in the ordinary course of operations, involving civil, tax and labor matters. Such matters are being discussed at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by external legal advisors’ opinion. There is significant uncertainty relating to the timing of any cash outflows, if any, for civil and labor risk.

a) Provision

Civil lawsuits are mainly related to credit card operations. Based on management’s assessment, and inputs from Nu’s external legal advisors, the Group has provisioned US$18,650 (US$7,532 on December 31, 2023) considered sufficient to cover estimated losses on civil suits deemed probable.

b) Changes

Changes to provision for lawsuits and administrative proceedings are as follows:

	2024				2023	2022
	Tax	Civil	Labor	Total	Total	Total

Balance at beginning of the year	-	7,532	550	8,082	17,947	18,082
Additions	883	43,070	4,041	47,994	14,588	2,042
Monetary adjustment	-	444	117	561	-	-
Payments/Reversals	-	(28,950)	(1,199)	(30,149)	(25,701)	(3,216)
Effect of changes in exchange rates (OCI)	-	(3,446)	(491)	(3,937)	1,248	1,039
Balance at end of the year	883	18,650	3,018	22,551	8,082	17,947

c) Contingencies

The Group is a party to civil and labor lawsuits, involving risks classified by management and the legal advisors as possible losses, totaling approximately US$2,613 and US$17,738, respectively (US$14,212 and US$12,333 on December 31, 2023).

d) Judicial deposits

As of December 31, 2024, the total amount of judicial deposits shown as “Other assets” (note 17) is US$5,711 (US$3,506 on December 31, 2023) and is substantially attributed to the judicial deposit carried on behalf of the shareholders of Nu Investimento, prior to the acquisition, due to a tax proceeding related to withholding taxes calculated on amounts paid to employees.